Silent Partnerships (Tables)	12 Months Ended
Dec. 31, 2022
Silent Partnerships [Abstract]
Schedule of continuity of the company’s silent partnerships
	3% SPAs	3.5% SPAs	8.5% SPAs	8% SPAs	Total
Balance, December 31, 2020	$288,558	$43,313	$1,030,167	$456,212	$1,818,250
Issued during the year	236,636	-	-	-	236,636
Discount	-	-	(51,410)	-	(51,410)
Accretion	34,970	3,214	30,018	10,093	78,295
Effects of currency translation	(31,315)	(3,256)	(73,694)	(33,387)	(141,652)
Balance, December 31, 2021	$528,849	$43,271	$935,081	$432,918	$1,940,119
Accretion	38,037	3,083	27,544	9,196	77,860
Effects of currency translation	(29,527)	(2,416)	(52,922)	(24,565)	(109,430)
Balance, December 31, 2022	$537,359	$43,938	$909,703	$417,549	$1,908,549